DEFERRED COMPENSATION (Details) (USD $) In Millions, unless otherwise specified	Dec. 27, 2014	Dec. 28, 2013
DEFERRED COMPENSATION [Abstract]
Deferred compensation liability	$ 2.0	$ 2.0
Cash surrender value of life insurance	2.0	2.0
Assets held by the Plan	0.7	1.8
Liabilities related to Plan	$ 9.7	$ 8.4